Business Combinations - Purchase Consideration (Details)	Dec. 31, 2023 EUR (€)	Sep. 01, 2022 EUR (€)	Jan. 27, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash	€ 18,547,000
Fair value of option			50,969,088
Total consideration transferred € '000s	€ 23,320,000
Verno Holdings Limited
Disclosure of detailed information about business combination [line items]
Cash		€ 1,103,000
Fair value of option		21,421,000
Total consideration transferred € '000s		€ 22,524,000